Taxation	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Taxation
Note 9: Taxation
Tax (benefit) expense was
$(92) million and $289 million in the three months ended June 30, 2022 and 2021, respectively, and included $(209) million (2021 – $262 million) of tax (benefit) expense related to the Company’s (loss) earnings in equity method investments. Tax expense was
$148 million and $1,883 million in the six months ended June 30, 2022 and 2021, respectively, and included
 $(17)
million (2021 –
$1,800 million
) of tax (benefit) expense related to the Company’s (loss) earnings in equity method investments. In the six-month
period of 2021, the tax expense related primarily to the gain on sale of Refinitiv to LSEG. Additionally, tax (benefit) expense in each period reflected the mix of taxing jurisdictions in which pre-tax
profits and losses were recognized. Because the geographical mix of pre-tax
profits and losses in interim periods may be different from that for the full year, tax expense or benefit in interim periods is not necessarily indicative of tax (benefit) expense for the full year.